Income Taxes - Schedule of Deferred Tax Assets and Liabilities (Details) - USD ($) $ in Thousands	Oct. 31, 2016	Oct. 31, 2015
Income Tax Disclosure [Abstract]
Impairment of development costs	$ 641	$ 597
Depreciation and amortization	224	144
Impairment of inventory	0	14
Compensation expense not deductible until options are exercised	1,116	174
All other temporary differences	629	370
Net operating loss carry forward	2,461	1,368
Less valuation allowance	(5,071)	(2,667)
Deferred tax asset	$ 0	$ 0